SUBSEQUENT EVENTS - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	Jan. 30, 2025	Jan. 16, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Bonds and debentures held				$ 3,667	$ 4,031
Advanced Energy Storage Operation
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity			$ 5,000
Dividend payables			4,500
Interest payable			$ 1,200
Disposal of major subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Contract with customer asset sale		$ 484
Equity interests of acquirer	$ 830
Bonds and debentures held	$ 860
Disposal of major subsidiary | Chemelex
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	25.00%
Disposal of major subsidiary | Brookfield Business Partners L.P. and Institutional Investors | Chemelex
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value	$ 1,700
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc. | Distribution
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners per share (in dollars per share)	$ 0.0625